Derivative Liability and Fair Value Measurements (Schedule of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 0	$ 0
Total assets measured at fair value	0	0
Derivative Liability	8,363,751	12,035,816
Total liabilities measured at fair value (Long-Term)	8,363,751	12,035,816
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Total assets measured at fair value	0	0
Derivative Liability	0	0
Total liabilities measured at fair value (Long-Term)	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Total assets measured at fair value	0	0
Derivative Liability	0	0
Total liabilities measured at fair value (Long-Term)	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Total assets measured at fair value	0	0
Derivative Liability	8,363,751	12,035,816
Total liabilities measured at fair value (Long-Term)	$ 8,363,751	$ 12,035,816